Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited)

September 30, 2022

	Shares/
	Principal	Fair Value
Common Stocks - 98.4%
Aerospace & Defense - 1.9%
Curtiss-Wright Corp.	2,608	$362,929
General Dynamics Corp.	17,036	3,614,528
HEICO Corp.	2,948	424,453
Lockheed Martin Corp.	10,885	4,204,767
Northrop Grumman Corp.	2,063	970,270
		9,576,947
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	10,479	1,009,233
Expeditors International of Washington, Inc.	6,229	550,083
FedEx Corp.	7,296	1,083,237
United Parcel Service, Inc., Class B	10,934	1,766,278
ZTO Express Cayman, Inc., ADR	6,030	144,901
		4,553,732
Airlines - 0.0%†
Southwest Airlines Co. *	8,023	247,429

Auto Components - 0.2%
Aptiv PLC *	3,820	298,762
Lear Corp.	5,237	626,817
		925,579
Automobiles - 2.4%
General Motors Co.	21,131	678,094
Tesla, Inc. *	42,723	11,332,275
XPeng, Inc., Class A, ADR *	8,523	101,850
		12,112,219
Banks - 3.2%
Bank of America Corp.	214,601	6,480,951
Citigroup, Inc.	14,739	614,174
Huntington Bancshares, Inc.	10,851	143,016
JPMorgan Chase & Co.	69,804	7,294,518
US Bancorp	27,188	1,096,220
		15,628,879
Beverages - 2.5%
Brown-Forman Corp., Class B	23,495	1,564,062
Coca-Cola Co. (The)	28,125	1,575,563
Coca-Cola Europacific Partners PLC	2,700	115,074
PepsiCo, Inc.	55,092	8,994,320
		12,249,019
Biotechnology - 2.2%
AbbVie, Inc.	22,249	2,986,038
Amgen, Inc.	17,429	3,928,497
Biogen, Inc. *	4,366	1,165,722
BioMarin Pharmaceutical, Inc. *	1,348	114,270
Blueprint Medicines Corp. *	1,332	87,766
Exact Sciences Corp. *	5,880	191,041
Exelixis, Inc. *	4,122	64,633
Gilead Sciences, Inc.	22,015	1,358,105
Moderna, Inc. *	469	55,459
Seagen, Inc. *	2,008	274,755

	Shares/
	Principal	Fair Value

Biotechnology (continued)
Vertex Pharmaceuticals, Inc. *	2,750	$796,235
		11,022,521
Building Products - 0.7%
Builders FirstSource, Inc. *	8,306	489,389
Fortune Brands Home & Security, Inc.	27,682	1,486,247
Owens Corning	19,365	1,522,283
		3,497,919
Capital Markets - 0.9%
Bank of New York Mellon Corp. (The)	50,526	1,946,262
Charles Schwab Corp. (The)	11,862	852,522
CME Group, Inc.	3,371	597,105
Intercontinental Exchange, Inc.	9,252	835,918
Northern Trust Corp.	5,128	438,752
		4,670,559
Chemicals - 2.6%
CF Industries Holdings, Inc.	2,530	243,513
Corteva, Inc.	26,864	1,535,278
Ecolab, Inc.	24,491	3,536,990
FMC Corp.	19,932	2,106,812
Linde PLC	17,565	4,735,348
LyondellBasell Industries NV, Class A	2,551	192,039
Mosaic Co. (The)	4,781	231,066
Sherwin-Williams Co. (The)	491	100,532
		12,681,578
Commercial Services & Supplies - 0.1%
Tetra Tech, Inc.	2,890	371,452

Communications Equipment - 0.3%
Juniper Networks, Inc.	52,289	1,365,789

Construction & Engineering - 0.0%†
AECOM	1,352	92,436

Consumer Finance - 2.0%
Ally Financial, Inc.	7,172	199,597
American Express Co.	42,856	5,781,703
Capital One Financial Corp.	29,223	2,693,484
Discover Financial Services	6,075	552,339
Synchrony Financial	17,492	493,099
		9,720,222
Diversified Consumer Services - 0.1%
H&R Block, Inc.	15,252	648,820
New Oriental Education & Technology Group, Inc., ADR *	1,956	46,885
		695,705
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc., Class B *	25,488	6,805,806
Voya Financial, Inc.	48,258	2,919,609
		9,725,415
Diversified Telecommunication - 0.4%
AT&T, Inc.	24,720	379,205
BCE, Inc.	33,004	1,384,188

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/
	Principal	Fair Value

Diversified Telecommunication (continued)
Sitios Latinoamerica SAB de CV *	6,680	$2,986
TELUS Corp.	10,145	201,480
		1,967,859
Electric Utilities - 1.1%
Edison International	5,984	338,575
Entergy Corp.	2,820	283,777
NextEra Energy, Inc.	27,981	2,193,990
NRG Energy, Inc.	28,601	1,094,560
Xcel Energy, Inc.	23,417	1,498,688
		5,409,590
Electrical Equipment - 0.5%
AMETEK, Inc.	17,596	1,995,562
Eaton Corp. PLC	3,272	436,354
		2,431,916
Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc. *	1,126	103,806
Avnet, Inc.	4,804	173,521
Flex Ltd. *	17,884	297,947
TE Connectivity Ltd.	10,303	1,137,039
		1,712,313
Energy Equipment & Services - 0.6%
Halliburton Co.	56,689	1,395,683
Patterson-UTI Energy, Inc.	5,074	59,264
Schlumberger NV	38,355	1,376,945
		2,831,892
Entertainment - 0.3%
Activision Blizzard, Inc.	3,923	291,636
Bilibili, Inc., ADR *	6,527	99,994
Live Nation Entertainment, Inc. *	7,609	578,588
Walt Disney Co. (The) *	2,064	194,697
Warner Bros Discovery, Inc. *	20,985	241,327
		1,406,242
Equity Real Estate Investment - 2.8%
American Tower Corp.	3,920	841,624
Crown Castle, Inc.	11,318	1,636,017
Equinix, Inc.	847	481,807
Equity Residential	11,330	761,603
Essex Property Trust, Inc.	11,262	2,727,994
Lamar Advertising Co., Class A	4,332	357,347
Prologis, Inc.	30,618	3,110,789
SBA Communications Corp.	1,039	295,751
Simon Property Group, Inc.	39,955	3,585,961
		13,798,893
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	7,174	3,388,065
Kroger Co. (The)	22,094	966,612
Sysco Corp.	10,501	742,526
		5,097,203

	Shares/
	Principal	Fair Value

Food Products - 1.3%
Archer-Daniels-Midland Co.	11,784	$948,023
Bunge Ltd.	2,603	214,929
Hershey Co. (The)	9,096	2,005,395
Mondelez International, Inc., Class A	49,653	2,722,474
Tyson Foods, Inc., Class A	6,916	455,972
		6,346,793
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	33,322	3,224,237
Boston Scientific Corp. *	87,870	3,403,205
IDEXX Laboratories, Inc. *	2,046	666,587
Medtronic PLC	30,828	2,489,361
		9,783,390
Health Care Providers & Services - 4.3%
AmerisourceBergen Corp.	12,411	1,679,581
Cigna Corp.	23,006	6,383,475
CVS Health Corp.	25,270	2,410,000
Elevance Health, Inc.	8,081	3,670,713
McKesson Corp.	2,070	703,531
UnitedHealth Group, Inc.	13,172	6,652,387
		21,499,687
Health Care Technology - 0.1%
Teladoc Health, Inc. *	23,337	591,593

Hotels, Restaurants & Leisure - 1.2%
Darden Restaurants, Inc.	6,638	838,512
Domino's Pizza, Inc.	1,779	551,846
McDonald's Corp.	5,060	1,167,544
Royal Caribbean Cruises Ltd. *	6,645	251,846
Texas Roadhouse, Inc.	1,648	143,804
Travel + Leisure Co.	67,960	2,318,795
Yum! Brands, Inc.	4,514	480,019
		5,752,366
Household Durables - 0.1%
Lennar Corp., Class A	6,691	498,814

Household Products - 2.0%
Colgate-Palmolive Co.	29,721	2,087,900
Procter & Gamble Co. (The)	61,917	7,817,021
		9,904,921
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc., Class C	1,561	49,718
Vistra Corp.	39,577	831,117
		880,835
Industrial Conglomerates - 0.1%
Honeywell International, Inc.	1,528	255,130

Insurance - 2.9%
Allstate Corp. (The)	10,154	1,264,478
Hartford Financial Services Group, Inc. (The)	3,773	233,700
Marsh & McLennan Cos., Inc.	39,844	5,948,311

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/
	Principal	Fair Value

Insurance (continued)
MetLife, Inc.	51,711	$3,142,994
Travelers Cos., Inc. (The)	23,643	3,622,107
		14,211,590
Interactive Media & Services - 4.6%
Alphabet, Inc., Class A *	97,932	9,367,196
Alphabet, Inc., Class C *	86,645	8,330,917
Meta Platforms, Inc., Class A *	36,900	5,006,592
Snap, Inc., Class A *	28,596	280,812
		22,985,517
Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc. *	131,877	14,902,101
eBay, Inc.	58,479	2,152,612
		17,054,713
IT Services - 4.2%
Accenture PLC, Class A	10,730	2,760,829
Automatic Data Processing, Inc.	14,448	3,267,993
Cognizant Technology Solutions Corp., Class A	37,735	2,167,498
Fidelity National Information Services, Inc.	1,661	125,522
Gartner, Inc. *	4,765	1,318,428
Mastercard, Inc., Class A	15,187	4,318,272
Okta, Inc. *	1,785	101,513
Paychex, Inc.	2,418	271,324
PayPal Holdings, Inc. *	9,230	794,426
Visa, Inc., Class A	31,608	5,615,161
		20,740,966
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	26,066	3,168,322
Danaher Corp.	7,005	1,809,322
Mettler-Toledo International, Inc. *	459	497,611
Thermo Fisher Scientific, Inc.	9,333	4,733,604
West Pharmaceutical Services, Inc.	406	99,909
		10,308,768
Machinery - 2.2%
Caterpillar, Inc.	5,771	946,906
Deere & Co.	5,700	1,903,173
Illinois Tool Works, Inc.	9,211	1,663,967
Otis Worldwide Corp.	6,484	413,679
PACCAR, Inc.	29,150	2,439,563
Snap-on, Inc.	10,171	2,047,931
Timken Co. (The)	21,253	1,254,777
Xylem, Inc.	4,525	395,304
		11,065,300
Media - 1.6%
Comcast Corp., Class A	79,325	2,326,602
Fox Corp., Class A	173,557	5,324,729
Fox Corp., Class B	2,791	79,543
Interpublic Group of Cos., Inc. (The)	4,746	121,498
		7,852,372

	Shares/
	Principal	Fair Value

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	8,386	$229,189
Newmont Corp.	6,848	287,821
Steel Dynamics, Inc.	11,189	793,860
		1,310,870
Multiline Retail - 0.6%
Target Corp.	18,835	2,794,926

Multi-Utilities - 1.6%
CMS Energy Corp.	45,212	2,633,147
DTE Energy Co.	47,232	5,434,041
		8,067,188
Oil, Gas & Consumable Fuels - 3.8%
Chevron Corp.	42,190	6,061,437
Devon Energy Corp.	14,586	877,056
EOG Resources, Inc.	25,136	2,808,445
Exxon Mobil Corp.	59,676	5,210,312
Imperial Oil Ltd.	4,162	180,090
Marathon Oil Corp.	41,060	927,135
Marathon Petroleum Corp.	8,879	881,951
Occidental Petroleum Corp.	7,309	449,138
Ovintiv, Inc.	2,834	130,364
Phillips 66	3,156	254,752
Pioneer Natural Resources Co.	894	193,578
Valero Energy Corp.	6,707	716,643
Williams Cos., Inc. (The)	1,490	42,659
		18,733,560
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	3,699	798,614
Haleon PLC, ADR *	1,521	9,263
		807,877
Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.	57,210	4,067,059
Eli Lilly and Co.	15,278	4,940,141
Johnson & Johnson	55,762	9,109,281
Merck & Co., Inc.	41,986	3,615,834
Pfizer, Inc.	75,066	3,284,888
Zoetis, Inc.	2,086	309,333
		25,326,536
Professional Services - 0.1%
KBR, Inc.	9,322	402,897

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	7,324	494,443

Road & Rail - 1.0%
CSX Corp.	73,261	1,951,673
JB Hunt Transport Services, Inc.	3,814	596,586
Landstar System, Inc.	1,417	204,572
Lyft, Inc., Class A *	22,590	297,510
Schneider National, Inc., Class B	27,535	558,961
Uber Technologies, Inc. *	19,130	506,945

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/
	Principal	Fair Value

Road & Rail (continued)
Union Pacific Corp.	4,957	$965,723
		5,081,970
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc. *	16,475	1,043,856
Analog Devices, Inc.	42,140	5,871,788
Applied Materials, Inc.	14,220	1,165,045
Broadcom, Inc.	600	266,406
Cirrus Logic, Inc. *	1,473	101,342
Enphase Energy, Inc. *	879	243,896
Intel Corp.	147,211	3,793,627
KLA Corp.	5,321	1,610,294
Lam Research Corp.	4,236	1,550,376
Lattice Semiconductor Corp. *	1,955	96,206
NVIDIA Corp.	32,049	3,890,428
NXP Semiconductors NV	4,874	718,964
QUALCOMM, Inc.	18,274	2,064,597
Semtech Corp. *	15,089	443,767
Silicon Laboratories, Inc. *	9,711	1,198,726
Texas Instruments, Inc.	5,239	810,892
		24,870,210
Software - 9.5%
Adobe, Inc. *	12,465	3,430,368
ANSYS, Inc. *	1,229	272,469
Box, Inc., Class A *	3,471	84,658
Cadence Design Systems, Inc. *	541	88,416
Ceridian HCM Holding, Inc. *	19,164	1,070,884
Citrix Systems, Inc.	2,010	209,040
DocuSign, Inc. *	1,157	61,865
Intuit, Inc.	5,397	2,090,366
Microsoft Corp.	137,535	32,031,901
Paycom Software, Inc. *	143	47,189
RingCentral, Inc., Class A *	17,627	704,375
salesforce, Inc. *	27,877	4,009,828
ServiceNow, Inc. *	6,387	2,411,795
Splunk, Inc. *	2,034	152,957
Workday, Inc., Class A *	1,429	217,522
Zscaler, Inc. *	1,325	217,790
		47,101,423
Specialty Retail - 2.2%
AutoNation, Inc. *	8,460	861,820
AutoZone, Inc. *	222	475,508
Best Buy Co., Inc.	9,097	576,204
Home Depot, Inc. (The)	18,090	4,991,755
Lowe's Cos., Inc.	15,338	2,880,630
Penske Automotive Group, Inc.	2,830	278,557
Ulta Beauty, Inc. *	2,106	844,906
		10,909,380

	Shares/
	Principal	Fair Value

Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	230,757	$31,890,618
Dell Technologies, Inc., Class C	17,935	612,839
Hewlett Packard Enterprise Co.	122,186	1,463,788
HP, Inc.	7,921	197,391
NetApp, Inc.	3,947	244,122
		34,408,758
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc. *	3,631	1,015,082
Ralph Lauren Corp.	5,390	457,773
		1,472,855
Tobacco - 0.2%
Altria Group, Inc.	21,644	873,985

Trading Companies & Distributors - 0.2%
United Rentals, Inc. *	2,853	770,652
WESCO International, Inc. *	567	67,689
WW Grainger, Inc.	175	85,608
		923,949
Wireless Telecommunication Services - 0.0%†
America Movil SAB de CV, Class L, ADR	6,680	110,020
Total Common Stocks
(Cost - $451,260,350)		487,216,910
Short-Term Investments - 1.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 2.74%(a) (Cost - $6,723,254)	6,723,254	6,723,254
Total Investments - 99.8%
(Cost - $457,983,604)		$493,940,164
Other Assets Less Liabilities - Net 0.2%		1,086,340
Total Net Assets - 100.0%		$495,026,504

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

Futures Contracts
					Fair
					Value/Unrealized
		Number of			Appreciation
	Counterparty	Contracts	Expiration Date	Notional Value	(Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	45	12/16/2022	$8,103,375	$(922,014)